CitiSM
Institutional
Liquid
ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders	1

Fund Facts	3

Fund Performance	4

Citi Institutional Liquid Reserves

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	11

Report of Independent Accountants	14

Additional Information	15

Cash Reserves Portfolio

Portfolio of Investments	20

Statement of Assets and Liabilities	24

Statement of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	27

Notes to Financial Statements	28

Report of Independent Accountants	30

Additional Information	31

L E T T E R    T O    O U R    S H A R E H O L D E R S

Dear Shareholder,

We are pleased to provide the annual report for CitiSM Institutional Liquid Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY	KEVIN
GERKEN	KENNEDY
Chairman	Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The 7-day current yield for Class A shares of the Fund was 1.75%, and its 7-day effective yield1 was 1.77%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as cer-tificates of deposit, fixed time deposits and bankers’ acceptances.

1	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested.The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

Please note that the Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market and Fund Review

The period started with the tragic events of September 11, which accelerated the U.S. economy’s decline and inspired the Federal Open Market Committee (“FOMC”)2 to lower the targeted federal funds rate3 (“fed funds rate”) from 3.50% at the end of August 2001 to 1.75% at their December 11th meeting — the rate’s lowest level since 1961. Short-term interest rates remained at 40-year lows during the period, even though most economists agree that the U.S. emerged from the recession in early 2002. Three month LIBOR4 fell to 1.80% as of August 30, 2002, down from 3.49% a year earlier. The yield on the 10-Year U.S. Treasury Note fell 62 basis points5 to 4.19% as of August 30, 2002, down from 4.81% a year earlier.

Rough economic conditions also affected the availability of investment grade6 commercial paper during the period. During the recession, and throughout the early stages of the recovery, manufacturers continued to liquidate their inventories; reducing their need to borrow and causing a sharp drop in the issuance of commercial paper. In addition, credit quality for many U.S. corporate bonds deteriorated, further reducing the supply of investment grade commercial paper.

We increased the Fund’s exposure to U.S. government securities, higher quality asset backed commercial paper and floating rate notes during the period. The Fund invests only in “first tier” securities, which are rated in the highest short-term rating category by nationally recognized credit rating agencies such as Standard & Poor’s Ratings Service and Moody’s Investors Service,7 or, if unrated, deemed by the Investment Manager to be of comparable quality.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economy remains on track for recovery, despite the persistence of corporate accounting scandals and an extremely rocky stock market. For example, it appears that third quarter 2002 Gross Domestic Product8 (“GDP”) numbers may show an improvement over the disappointing expectations reported for the second quarter. If our assessment of this possible economic turn-

2	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
3	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
4	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
5	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
6	Investment grade bonds are those rated Aaa, Aa, A and Baa by Moody’s Investors Service and AAA, AA, A and BBB by Standard & Poor’s Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
7	Moody’s Investors Service and Standard & Poor’s Ratings Service are two major credit rating agencies.
8	GDP is a market value of goods and services produced by labor and property in a given country.

2

around is accurate, we believe that the FOMC could begin tightening (increasing short-term interest rates) some time in early 2003. Therefore, we will assume a more cautious maturity stance in the near future as we look for opportunities to lock in more attractive yield levels that may emerge as the result of a steepening money market yield curve and less accommodative FOMC in 2003.

Thank you for your investment in Citi Institutional Liquid Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Kevin Kennedy
Chairman	Portfolio Manager

September 20, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 20 through 23 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

FUND FACTS

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
October 2, 1992	• Lipper Taxable Institutional Money
Market Funds Average

Net Assets as of 8/31/02	• iMoneyNet, Inc. 1st Tier Institutional
Class A shares: $27,834.5 million	Taxable Money Market
SVB Liquid Reserves	Funds Average
Shares: $490.6 million
SVB Institutional Liquid Reserves
Shares: $2,798.5 million

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

3

F U N D    P E R F O R M A N C E

Total Returns

	One	Five	Since
All Periods Ended August 31, 2002	Year	Years*	Inception*

Citi Institutional Liquid Reserves Class A	2.26%	4.94%	4.88	%#
SVB Liquid Reserves Shares	1.86%	—	5.50	%##
SVB Institutional Liquid Reserves Shares	2.22%	—	2.57	%###
Lipper Taxable Institutional Money Market Funds Average	1.89%	4.64%	4.63	%†
iMoneyNet, Inc. 1st Tier Institutional Taxable
Money Market Funds Average	1.89%	4.68%	4.63	%†

*	Average Annual Total Return	#	Commencement of Operations 10/2/92
†	From 9/30/92	##	Commencement of Operations 4/24/00
		###	Commencement of Operations 6/5/01
			SVB
		SVB Liquid	Institutional
7-DayYields	Class A	Reserves	Liquid Reserves

Annualized Current	1.75%	1.35%	1.71%
Effective	1.77%	1.36%	1.73%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 Citi Institutional Liquid Reserves Class A shares paid $0.02236 per share, SVB Liquid Reserves shares paid $0.01837 and SVB Institutional Liquid Reserves shares paid $0.02200 to shareholders from net investment income. For such periods 6.1% of dividends paid were derived from interest earned from U.S. government and U.S. government agency obligations.

Comparison of 7-Day Yields for Citi Institutional Liquid Reserves Class A vs. iMoneyNet, Inc. 1st Tier Institutional Taxable Money Market Funds Average

As illustrated, Citi Institutional Liquid Reserves Class A generally provided an annualized seven-day yield that was greater than the iMoneyNet, Inc. 1st Tier Institutional Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluc-tuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

4

Citi Institutional Liquid Reserves

S TAT E M E N T    O F    A S S E T S    A N D    L I A B I L I T I E S

August 31, 2002

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$31,155,540,688

Liabilities:
Payable for shares of beneficial interest repurchased	15,388,127
Dividends payable	11,295,087
Management fees payable (Note 3)	2,852,362
Distribution/Service fees payable (Note 4)	278,616
Accrued expenses and other liabilities	2,095,208

Total liabilities	31,909,400

Net Assets	$31,123,631,288

Net Assets Consist of:
Paid-in capital	$31,123,631,288

Class A Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($27,834,510,594/27,834,510,594 shares outstanding)	$1.00

SVB Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($490,620,141/490,620,141 shares outstanding)	$1.00

SVB Institutional Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,798,500,553/2,798,500,553 shares outstanding)	$1.00

See notes to financial statements

5

Citi Institutional Liquid Reserves

S TAT E M E N T    O F    O P E R AT I O N S

For the Year Ended August 31, 2002

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$755,193,084
Allocated expenses from Cash Reserves Portfolio	(31,727,122)

Expenses:		$723,465,962
Management fees (Note 3)	22,361,962
Distribution/Service fees Class A (Note 4)	28,656,704
Distribution/Service fees SVB Liquid Reserves shares (Note 4)	3,989,612
Distribution/Service fees SVB Institutional Liquid Reserves
shares (Note 4)	2,175,938
Administrative fees (Note 3)	9,357,261
Shareholder Servicing Agents’ fees Class A (Note 4A)	8,392,429
Registration fees	4,132,450
Transfer agent fees	473,987
Trustees’ fees	246,174
Legal fees	129,965
Blue sky fees	71,722
Shareholder reports	63,378
Custody and fund accounting fees	37,512
Audit fees	25,036
Miscellaneous	165,510

Total expenses	80,279,640
Less: aggregate amounts waived by the Manager, Administrator,
Shareholder Servicing Agents, and Distributor
(Notes 3, 4 and 4A)	(44,221,599)

Net expenses		36,058,041

Net investment income		$687,407,921

See notes to financial statements

6

Citi Institutional Liquid Reserves

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class A shares	$624,093,264	$627,340,468
SVB Liquid Reserves shares	17,472,137	33,445,479
SVB Institutional Liquid Reserves shares	45,842,520	3,741,149

	687,407,921	664,527,096

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Class A shares
Proceeds from sale of shares	256,671,933,339	145,456,093,712
Net asset value of shares issued to shareholders
from reinvestment of dividends	384,685,737	456,438,052
Cost of shares repurchased	(247,999,328,722)	(132,923,544,375)

Total Class A shares	9,057,290,354	12,988,987,389

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Liquid Reserves shares
Proceeds from sale of shares	552,289,553	1,922,222,863
Net asset value of shares issued to shareholders
from reinvestment of dividends	17,112,841	33,445,479
Cost of shares repurchased	(1,495,940,772)	(662,926,290)

Total SVB Liquid Reserves shares	(926,538,378)	1,292,742,052

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Institutional Liquid Reserves shares*
Proceeds from sale of shares	3,911,451,531	1,110,799,273
Net asset value of shares issued to shareholders
from reinvestment of dividends	45,764,852	3,741,149
Cost of shares repurchased	(2,246,250,591)	(27,005,660)

Total SVB Institutional Liquid Reserves shares	1,710,965,792	1,087,534,762

Net Increase in Net Assets	9,841,717,768	15,369,264,203

Net Assets:
Beginning of period	21,281,913,520	5,912,649,317

End of period	$31,123,631,288	$21,281,913,520

*	June 5, 2001 (Commencement of Operations)

See notes to financial statements

7

Citi Institutional Liquid Reserves

F I N A N C I A L    H I G H L I G H T S

			Class A

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of period	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.02236	0.05459	0.05890	0.05041	0.05548
Less dividends from net
investment income	(0.02236)	(0.05459)	(0.05890)	(0.05041)	(0.05548)

Net Asset Value, end of period	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$27,834,511	$18,777,220	$5,788,233	$5,794,599	$3,380,501
Ratio of expenses to
average net assets†	0.20%	0.20%	0.16%	0.19%	0.20%
Ratio of net investment income
to average net assets†	2.18%	5.10%	5.87%	5.04%	5.57%
Total return	2.26%	5.60%	6.05%	5.16%	5.69%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.02007	$0.05169	$0.05271	$0.04557	$0.04948
Ratios:
Expenses to average net assets†	0.43%	0.63%	0.78%	0.79%	0.79%
Net investment income to
average net assets†	1.95%	4.67%	5.25%	4.44%	4.98%

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.

See notes to financial statements

8

Citi Institutional Liquid Reserves

F I N A N C I A L    H I G H L I G H T S

	SVB Liquid Reserves

			For the Period
			April 24, 2000
	Year Ended August 31,		(Commencement
			of Operations) to
	2002	2001	August 31, 2000

Net Asset Value, beginning of period	$1.00000	$1.00000	$1.00000
Net investment income	0.01837	0.05078	0.02120
Less dividends from net
investment income	(0.01837)	(0.05078)	(0.02120)

Net Asset Value, end of period	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$490,620	$1,417,159	$124,416
Ratio of expenses to average
net assets†	0.60%	0.59%	0.66%	*
Ratio of net investment income to
average net assets†	1.97%	4.71%	5.35%	*
Total return	1.86%	5.20%	2.14%	**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.01568	$0.04948	$0.02039
Ratios:
Expenses to average net assets†	0.75%	1.02%	1.28%
Net investment income to
average net assets†	1.82%	4.28%	4.73%

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

9

Citi Institutional Liquid Reserves

F I N A N C I A L  H I G H L I G H T S

	SVB Institutional Liquid Reserves

		For the Period June 5, 2001
	Year Ended	(Commencement of Operations)
	August 31, 2002	to August 31, 2001

Net Asset Value, beginning of period	$1.00000	$1.00000
Net investment income	0.02200	0.00955
Less dividends from net investment income	(0.02200)	(0.00955)

Net Asset Value, end of period	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$2,798,501	$1,087,535
Ratio of expenses to average net assets†	0.24%	0.24	%*
Ratio of net investment income to
average net assets†	2.11%	5.06	%*
Total return	2.22%	4.08	%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.02078	$0.00884
Ratios:
Expenses to average net assets†	0.40%	0.59	%*
Net investment income to average net assets	1.95%	4.71	%*

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

10

Citi Institutional Liquid Reserves

N OT E S  T O  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Citi Institutional Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of the investment reflects the Fund’s proportionate interest (69.2% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”).

     The Fund offers Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVB Liquid Reserves shares on April 24, 2000 and SVB Institutional Liquid Reserves shares on June 5, 2001.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

      A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

11

Citi Institutional Liquid Reserves

N O T E S    T O    F I N A N C I A L    S T A T E M E N T S (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.10% of the Fund’s average daily net assets. The administrative fees amounted to $9,357,261, of which $4,629,429 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $22,361,962, of which $794,184 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets for Class A and SVB Institutional Liquid Reserves shares and 0.45% of average daily net assets for SVB Liquid Reserve shares. The distribution fees for Class A amounted to $8,392,429, all of which were contractually waived, $1,815,805 for SVB Liquid Reserves shares, of which $201,756 was voluntarily waived and $561,319 for SVB Institutional Liquid Reserves shares, of which $336,792 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets for Class A and SVB Institutional Liquid Reserves shares and 0.45% of average daily net assets for SVB Liquid Reserve shares. The Service fees paid amounted to $20,264,275 for Class A, all of which were voluntarily waived, $2,173,807 for SVB Liquid Reserves shares, of which $241,534 were voluntarily waived and $1,614,619 for SVB Institutional Liquid Reserves shares, of which $968,771 were voluntarily waived for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and

12

Citi Institutional Liquid Reserves

N OT E S    T O    F I N A N C I A L    S T A T E M E N T S   (Continued)

reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive fees from the Fund, which may have been paid periodically, which did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. The Shareholder Servicing Agents fees amounted to $8,392,429 for Class A, all of which were contractually waived for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. Shares Of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $64,643,666,307 and $55,600,337,575, respectively, for the year ended August 31, 2002.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2002 and the related liability at August 31, 2002 was not material.

13

Citi Institutional Liquid Reserves

R E P O R T  O F  I N D E P E N D E N T  A C C O U N TA N T S

To the Trustees and the Shareholders of Citi Institutional Liquid Reserves:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Institutional Liquid Reserves (the “Fund”), a series of CitiFunds Institutional Trust, at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers
New York, New York
October 15, 2002

14

Citi Institutional Liquid Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City		(since 2002;
			Enterprises (Internet Service		consultant
			Company) (since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

15

Citi Institutional Liquid Reserves

A D D I T I O N A L    I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc.
(Internet Com-
pany) (from
1998 to 2000);
former Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

16

Citi Institutional Liquid Reserves

A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

17

Citi Institutional Liquid Reserves

A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

18

Citi Institutional Liquid Reserves

A D D I T I O N A L    I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

19

Cash Reserves Portfolio

P O R T F O L I O    O F    I N V E S T M E N T S           August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.3%

Asset Backed Capital
Finance Inc.,*
1.85% due 10/15/02	$300,000	$300,000,000
1.85% due 10/22/02	150,000	150,000,000
Compass Securities,*
1.74% due 01/10/03	300,000	299,973,348
1.75% due 02/18/03	300,750	300,715,062
K2 USA LLC,*
1.81% due 11/26/02	155,400	155,400,000
1.76% due 02/18/03	100,000	99,995,198
1.76% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.76% due 01/08/03	100,000	100,000,000
1.77% due 01/15/03	100,000	100,000,000
1.79% due 01/22/03	50,000	50,000,000
1.76% due 04/15/03	100,000	99,987,616
1.76% due 07/10/03	150,000	150,000,000
1.76% due 07/15/03	270,000	270,000,000
Restructured Asset
Securitization,*
1.87% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,
1.78% due 10/15/02*	200,000	200,000,000
1.80% due 10/23/02*	100,000	99,998,575
2.90% due 03/25/03	100,000	100,000,000
1.75% due 04/04/03*	140,500	140,491,659
1.76% due 05/15/03*	150,000	149,989,479
1.78% due 07/21/03*	425,000	424,962,595

		3,751,513,532

Bank Notes — 0.4%

American Express
Centurion, *
1.78% due 01/28/03	200,000	200,000,000

Certificates of Deposit (Euro) — 4.0%

Barclays Bank,
1.82% due 09/12/02	500,000	500,001,507
2.41% due 12/18/02	250,000	250,000,000
2.06% due 12/30/02	100,000	99,983,437
2.06% due 12/31/02	150,000	149,974,890
Credit Agricole Indosuez,
2.20% due 10/09/02	200,000	200,010,441
HBOS Treasury Services PLC.,
1.81% due 12/12/02	350,000	350,000,000
Norddeutsche Landesbank,
1.80% due 10/22/02	250,000	250,001,763

		1,799,972,038

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 24.1%

Abbey National Treasury,
1.69% due 11/07/02	$100,000	$99,998,043
1.69% due 04/07/03*	400,000	399,857,439
Bank Nova Scotia,
1.70% due 11/13/02	100,000	100,000,000
1.70% due 11/19/02	99,000	99,000,000
2.98% due 03/26/03	250,000	249,944,478
Bayerische Hypotheken,
1.81% due 09/09/02	250,000	250,000,000
1.79% due 10/18/02	499,000	499,000,000
2.00% due 11/13/02	400,000	400,000,000
Bayerische Landesbank,*
1.73% due 10/01/02	400,000	399,981,918
Canadian Imperial Bank,
1.74% due 10/02/02*	100,000	99,995,329
1.69% due 11/08/02	137,000	136,997,299
2.06% due 12/30/02	170,000	169,977,571
1.73% due 04/28/03	500,000	499,820,913
Chase Manhattan Bank,
1.83% due 10/11/02	500,000	500,000,000
1.81% due 10/18/02	233,000	233,000,000
1.80% due 11/12/02	150,000	150,000,000
Credit Agricole,*
1.20% due 04/02/03	500,000	499,824,377
Danske Corp.,
1.80% due 12/27/02	125,000	124,268,750
Deutsche Bank,
1.72% due 10/02/02*	500,000	499,978,767
2.06% due 12/31/02	300,000	299,949,819
Dresdner Bank,
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,993,706
2.76% due 04/22/03	300,000	300,000,000
2.88% due 03/24/03	100,000	100,000,000
JP Morgan Chase Bank,
1.79% due 12/30/02	229,000	229,000,000
Landesbank Hess,
2.12% due 10/16/02	100,000	100,001,237
Lloyds Bank PLC.,
1.80% due 12/12/02	99,000	99,000,000
Nordea Bank Finland PLC.,
1.70% due 11/19/02	199,000	199,000,000
Paribas,
2.18% due 10/09/02	224,000	224,002,339
1.80% due 12/11/02	200,000	200,000,000
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,944,955
Royal Bank Scotland PLC.,
1.81% due 10/24/02	496,000	496,000,000
Societe Generale,
1.74% due 09/30/02*	750,000	749,970,368
2.96% due 04/08/03	100,000	100,076,746

20

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — (cont’d)

State Street Bank,
1.70% due 11/12/02	$250,000	$250,000,000
1.70% due 11/13/02	142,500	142,500,000
Svenska Handelsbanken,
2.14% due 10/15/02	100,000	99,999,938
1.75% due 11/05/02	184,000	184,016,300
Toronto Dominion Bank,
2.07% due 12/31/02	200,000	199,973,476
UBS AG,
2.84% due 03/19/03	500,000	499,946,280
2.86% due 03/24/03	250,000	249,951,838
2.87% due 03/24/03	250,000	249,951,840

	10,844,923,726

Commercial Paper — 34.8%

ABSC Capital Corp.,
1.75% due 09/09/02	90,000	89,965,000
Amstel Funding Corp.,
1.76% due 09/16/02	115,517	115,432,287
2.05% due 11/01/02	125,000	124,565,799
2.02% due 11/04/02	200,000	199,281,778
1.81% due 12/13/02	425,000	422,799,090
1.84% due 01/15/03	250,000	248,262,222
Aquinas Funding LLC,
1.80% due 10/10/02	211,028	210,616,495
1.80% due 10/25/02	187,000	186,495,100
Asset Portfolio
Funding Corp.,
1.79% due 10/10/02	118,552	118,322,108
Atlantis One Funding Corp.,
1.80% due 11/26/02	142,000	141,389,400
Bank Ireland Governor Co.,
1.80% due 12/13/02	300,000	298,455,000
Barton Capital Corp.,
1.80% due 10/04/02	270,357	269,910,911
Bavaria Finance Funding,
1.81% due 10/01/02	141,882	141,667,995
Black Forest Corp.,
1.83% due 10/01/02	100,000	99,847,500
Edison Asset Securities,
1.81% due 12/02/02	96,952	96,503,543
Erasmus Capital Corp.,
1.70% due 11/08/02	113,706	113,340,877
1.72% due 11/08/02	150,000	149,512,667
1.74% due 11/08/02	254,456	253,622,091
Falcon Asset Securitization,
1.75% due 09/09/02	110,409	110,366,063
1.75% due 09/13/02	138,940	138,858,952
Four Winds Funding Corp.,
1.87% due 01/15/03	500,000	500,000,000
Fulbeck Funding LLC,
1.81% due 09/04/02	144,000	143,978,280
Galaxy Funding Inc.,
1.80% due 09/25/02	128,000	127,846,400
	Principal
	Amount
Issuer	(000's omitted)	Value

1.81% due 09/25/02	$ 75,000	$74,909,500
1.76% due 10/23/02	150,000	149,618,667
1.76% due 10/25/02	275,000	274,274,000
GE Financial
Assurance Holdings,
1.71% due 11/19/02	100,000	99,624,750
Gemini Securitization Corp.,
1.79% due 09/10/02	115,000	114,948,538
Giro Funding U.S. Corp.,
1.72% due 10/15/02	158,000	157,667,849
Giro Multi Funding Corp.,
1.70% due 11/07/02	109,279	108,933,253
Grampian Funding Ltd.,
1.71% due 11/15/02	139,000	138,504,813
Greyhawk Fund Corp.,
1.80% due 11/08/02	85,000	84,711,000
Hatteras Funding Corp.,
1.75% due 10/02/02	124,483	124,295,411
1.75% due 10/11/02	117,904	117,674,742
1.71% due 10/25./02	170,207	169,770,419
HBOS Treasury Services
PLC,
1.80% due 12/09/02	200,000	199,010,000
1.80% due 12/11/02	150,000	149,242,500
ING US Funding LLC.,
2.10% due 10/10/02	200,000	199,545,000
KBC Financial Products
International Ltd.,
1.81% due 09/05/02	290,000	289,941,678
Kittyhawk Funding,
1.75% due 11/12/02	121,135	120,711,028
Market Strategy Funding
Corp.,
1.75% due 09/09/02	132,000	131,948,667
1.80% due 09/25/02	160,948	160,754,862
Mica Funding LLC,
1.80% due 09/23/02	248,750	248,476,375
1.82% due 09/27/02	420,000	419,447,933
Moat Funding LLC,
1.75% due 10/02/02	100,000	99,849,306
1.77% due 10/21/02	100,000	99,754,167
1.75% due 10/28/02	50,000	49,861,458
1.81% due 11/05/02	200,000	199,346,389
1.88% due 12/04/02	197,000	196,032,949
Montauk Funding Corp.,*
1.75% due 03/14/03	450,000	450,000,000
Morgan Stanley
Dean Witter Co.,
1.92% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.80% due 09/06/02	100,000	99,975,000
1.82% due 09/24/02	200,000	199,767,444
2.10% due 10/15/02	250,000	249,358,333
1.70% due 11/13/02	160,000	159,448,444
2.37% due 12/09/02	145,500	144,551,704

21

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.79% due 10/15/02	$117,805	$117,547,269
Nieuw Amsterdam
Receivables,
1.80% due 09/24/02	120,222	120,083,745
1.81% due 09/26/02	102,049	101,920,730
1.70% due 11/01/02	100,000	99,711,944
1.71% due 11/25/02	120,000	119,515,500
Nordea North America Inc.,
1.80% due 12/31/02	100,000	99,395,000
Nyala Funding LLC,
2.17% due 09/05/02	226,420	226,365,408
Pennine Funding,
1.81% due 09/04/02	127,466	127,446,774
1.72% due 10/09/02	165,000	164,700,433
1.78% due 10/28/02	150,000	149,578,438
1.69% due 11/07/02	119,000	118,625,712
Perry Global Funding,
1.80% due 10/10/02	177,127	176,781,602
1.71% due 10/17/02	134,819	134,524,420
1.77% due 10/24/02	166,976	166,540,888
1.77% due 11/21/02	100,139	99,740,196
Santander,
1.80% due 09/06/02	200,000	199,950,000
1.80% due 12/10/02	350,000	348,250,000
Sigma Finance Inc.,
1.70% due 11/13/02	100,000	99,655,278
2.08% due 03/10/03	109,250	108,050,678
Silver Tower US
Funding LLC,
1.77% due 09/23/02	136,250	136,102,623
1.70% due 11/13/02	150,000	149,482,917
Special Purpose Accounts,
1.79% due 03/03/03	250,000	250,000,000
1.78% due 03/10/03	180,000	180,000,000
1.74% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.80% due 09/09/02	100,000	99,960,000
Surrey Funding Corp.,
1.80% due 10/11/02	100,000	99,800,000
1.78% due 10/21/02	114,500	114,216,931
1.76% due 10/22/02	161,000	160,598,573
1.77% due 10/22/02	140,000	139,648,950
1.70% due 11/04/02	100,750	100,445,511
Trident Capital Finance,
1.81% due 09/05/02	100,000	99,979,889
1.80% due 10/02/02	250,000	249,612,500
1.80% due 10/03/02	186,200	185,902,080
1.80% due 11/07/02	388,200	386,899,530
ZCM Matched Funding
Corp.,
2.10% due 03/10/03	46,250	45,737,396

	15,634,766,652

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Note — 10.1%

Blue Heron Funding,
1.84% due 10/18/02	$500,000	$500,000,000
1.84% due 03/21/03	200,000	200,000,000
Brahms Funding Corp.,
1.84% due 09/03/02	264,638	264,610,948
1.77% due 10/11/02	168,806	168,474,015
1.80% due 10/25/02	150,000	149,595,000
Fenway Funding,
1.90% due 10/02/02	230,000	229,623,694
1.87% due 10/17/02	199,575	199,098,127
1.81% due 11/01/02	168,324	167,807,760
Ford Credit Floorplan
Master Owner,
1.83% due 09/13/02	100,000	99,939,000
1.83% due 09/16/02	207,000	206,842,163
1.82% due 09/18/02	119,000	118,897,726
1.74% due 10/10/02	130,000	129,754,950
1.72% due 11/06/02	100,000	99,684,667
1.72% due 11/08/02	100,000	99,675,111
1.72% due 11/14/02	200,000	199,292,889
Harwood Funding Corp.,
1.81% due 09/10/02	100,000	99,954,750
1.72% due 11/22/02	186,533	185,802,205
Principal Resource
Mortgage,
1.78% due 09/13/02	274,659	274,496,036
Witmer Funding LLC,
1.77% due 09/16/02	200,000	199,852,500
1.82% due 09/17/02	150,385	150,263,355
1.79% due 09/19/02	300,000	299,731,500
1.82% due 09/19/02	120,257	120,147,566
1.71% due 11/14/02	366,539	365,250,615

		4,528,794,577

Medium Term Notes — 5.6%

American Express
Centurion, *
1.79% due 01/28/03	200,000	200,000,000
Beta Finance Inc.,
2.33% due 02/18/03	100,000	100,000,000
Centauri,
2.32% due 02/11/03	125,000	125,000,000
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse,
1.75% due 10/28/02	100,000	99,722,917
Credit Suisse First
Boston NY.,
1.78% due 08/08/03	300,000	300,000,000
Credit Suisse First Boston
USA,
1.84% due 01/17/03	200,000	200,000,000

22

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

General Electric
Capital Corp.,
1.74% due 09/19/02	$ 363,500	$363,496,386
1.81% due 07/09/03	500,000	500,000,000
JP Morgan Chase Bank,
1.87% due 02/20/03	120,000	120,069,940
Merrill Lynch & Co. Inc.,*
1.77% due 04/02/03	400,000	399,976,658

		2,516,265,901

Promissory Note — 2.2%

Goldman Sachs,
1.97% due 11/25/02	200,000	200,000,000
1.98% due 11/25/02	794,000	794,000,000

		994,000,000

Time Deposits — 2.3%

Credit Lyonnais
Grand Cayman,
1.88% due 09/03/02	200,000	200,000,000
National City Bank
Grand Cayman,
1.81% due 09/03/02	400,000	400,000,000
UBS AG Cayman,
1.81% due 09/03/02	447,849	447,849,000

		1,047,849,000

United States Government Agency — 8.0%

Federal Farm Credit Bank,
2.08% due 11/01/02	68,000	67,760,338
Federal Farm Credit Bank,
2.15% due 12/02/02	57,000	56,686,817
Federal Home Loan
Mortgage Association,
1.87% due 11/07/02	175,000	174,390,951
Federal Home Loan
Mortgage Association,
2.46% due 12/11/02	117,971	117,156,803
Federal Home Loan
Mortgage Association,
2.46% due 12/13/02	136,785	135,822,262
Federal Home Loan
Mortgage Association,
4.75% due 03/15/03	111,015	112,231,403
Federal National
Mortgage Association,
2.04% due 09/11/02	85,000	84,951,833
Federal National
Mortgage Association,
2.04% due 09/18/02	311,307	311,007,108
Federal National
Mortgage Association,
2.22% due 11/01/02	49,725	49,537,951
	Principal
	Amount
Issuer	(000's omitted)	Value

Federal National
Mortgage Association,
2.30% due 11/01/02 $	$ 78,571	$78,264,791
Federal National
Mortgage Association,
1.91% due 11/06/02	150,000	149,474,750
Federal National
Mortgage Association,
6.25% due 11/15/02	301,212	303,478,847
Federal National
Mortgage Association,
2.14% due 01/10/03	392,051	388,998,012
Federal National
Mortgage Association,
2.42% due 01/10/03	200,000	198,240,597
Federal National
Mortgage Association,
2.65% due 02/07/03	82,460	81,494,874
Federal National
Mortgage Association,
0.01% due 03/07/03	230,068	227,128,114
Federal National
Mortgage Association,
0.01% due 04/04/03	206,234	203,080,911
Federal National
Mortgage Association,
2.20% due 04/04/03	54,000	53,290,500
Federal National
Mortgage Association,
5.75% due 04/15/03	100,000	101,680,766
Federal National
Mortgage Association,
2.31% due 05/02/03	468,750	461,441,016
United States
Treasury Bills,
1.92% due 10/24/02	250,000	249,295,174

		3,605,413,818

Total Investments,
at Amortized Cost	99.8%	44,923,499,244
Other Assets,
Less Liabilities	0.2	83,373,321

Net Assets	100.0%	$45,006,872,565

*	Variable interest rate — subject to periodic change.

See notes to financial statements

23

Cash Reserves Portfolio

S T A T E M E N T    O F    A S S E T S    A N D    L I A B I L I T I E S

August 31, 2002

Assets:
Investments at value (Note 1A)	$44,923,499,244
Cash	938
Interest receivable	87,867,392

Total assets	45,011,367,574

Liabilities:
Management fees payable (Note 2)	3,310,385
Accrued expenses and other liabilities	1,184,624

Total liabilities	4,495,009

Net Assets	$45,006,872,565

Represented by:
Paid-in capital for beneficial interests	$45,006,872,565

See notes to financial statements

24

Cash Reserves Portfolio

S T A T E M E N T    O F    O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B)		$1,070,990,169

Expenses:
Management fees (Note 2)	$47,231,181
Investment advisory fees (Note 2)	20,092,669
Administrative fees (Note 2)	6,697,556
Custody and fund accounting fees	8,945,950
Trustees’ fees	336,852
Legal fees	152,117
Audit fees	47,454
Other	123,101

Total expenses	83,626,880
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(38,707,327)
Less: fees paid indirectly (Note 1F)	(32,101)

Net expenses		44,887,452

Net investment income		$1,026,102,717

See notes to financial statements

25

Cash Reserves Portfolio

S TAT E M E N T S    O F    C H A N G E S    I N    N E T    A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,026,102,717	$1,176,666,210

Capital Transactions:
Proceeds from contributions	96,678,280,874	82,462,468,791
Value of withdrawals	(84,770,853,952)	(65,958,132,709)

Net increase in net assets from
capital transactions	11,907,426,922	16,504,336,082

Net Increase in Net Assets	12,933,529,639	17,681,002,292

Net Assets:
Beginning of year	32,073,342,926	14,392,340,634

End of year	$45,006,872,565	$32,073,342,926

See notes to financial statements

26

Cash Reserves Portfolio

F I N A N C I A L    H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets (000’s omitted)	$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	2.29%	5.27%	5.93%	5.13%	5.65%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	2.20%	5.15%	5.81%	5.01%	5.53%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

See notes to financial statements

27

Cash Reserves Portfolio

N O T E S    T O    F I N A N C I A L    S T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

    A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifi-cally assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

28

Cash Reserves Portfolio

N O T E S    T O    F I N A N C I A L    S T A T E M E N T S (Continued)

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $47,231,181, of which $23,241,559 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $673,175,431,824 and $660,644,907,295, respectively, for the year ended August 31, 2002.

29

Cash Reserves Portfolio

R E P O R T    O F    I N D E P E N D E N T    A C C O U N T A N T S

To the Trustees and Investors of Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

30

Cash Reserves Portfolio

A D D I T I O N A L    I N F O R M AT I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 15 through 19 of this report.

31

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman R. Jay Gerken*

Secretary Robert I. Frenkel*

Senior Vice President and Chief Administrative Officer Lewis E. Daidone*

Treasurer Irving P. David*

Controller Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager (of Cash Reserves Portfolio) Citi Fund Management Inc. 100 First Stamford Place Stamford, CT 06902

Distributor Salomon Smith Barney Inc.

Transfer Agent Citicorp Trust Bank, fsb. 125 Broad Street, 11th Floor New York, New York 10004

Sub-Transfer Agent PFPC 4400 Computer Drive West Boro, MA 01581

Sub-Transfer Agent and Custodian State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

Independent Accountants PricewaterhouseCoopers LLP 1177 Avenue of the Americas New York, NY 10036

Legal Counsel Bingham McCutchen LLP 150 Federal Street Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

©2002 Citicorp	CFA/INS.LI/802

CitiSM
Institutional
U.S. Treasury

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	4

Fund Performance	5

Citi Institutional U.S. Treasury Reserves

Statement of Assets and Liabilities	6

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Independent Auditors’ Report	11

Additional Information	12

U.S. Treasury Reserves Portfolio

Portfolio of Investments	17

Statement of Assets and Liabilities	18

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Independent Auditors’ Report	23

Additional Information	24

LETTER TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to provide the annual report for CitiSM Institutional U.S. Treasury Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

R. JAY
GERKEN
Chairman

Performance Review

The Fund’s seven-day current yield was 1.51%, and its seven-day effective yield1 was 1.52%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund under normal circumstances invests all of its assets in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury. Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer-weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested.The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

Portfolio Manager Market Overview

The period started with the tragic events of September 11, 2001, which accelerated the U.S. economy’s decline. To help stimulate economic activity, the Federal Open Market Committee2 (FOMC) lowered its target on the short-term federal funds rate3 (“fed funds rate”). The targeted rate registered 3.50% as of the end of August 2001. By December 11 the fed funds rate had been reduced several additional times to 1.75%—its lowest level since 1961.

Short-term interest rates remained near their 40-year lows during the period, even though many economists agreed that the U.S. emerged from the recession in early 2002. In our view, this low-rate bias has been attributable to the slow pace of the recovery and to perceptions that inflation will remain low in the current environment.

Among the events that transpired during the period, the U.S. Treasury modified its financing schedule by adding a weekly issued 4-week U.S. Treasury bill (“T-bill”) to its issuance schedule (complementing its regularly scheduled weekly issuance of T-bills with 3-month and 6-month maturities). Four-week T-bills generally issued to reduce the U.S. government’s reliance on irregularly issued cash-management bills and to help bridge the government’s short-term borrowing needs. Cash-management bills4 were still issued during the period, but the volume was much lower than that of prior years.

The supply of U.S. Treasury issues during the 12-month period remained quite high, compared to historical standards. A significant amount of cash needed by the U.S. government following the attacks on September 11 was initially raised through U.S. Treasury bill issuance. Additionally, the economic slowdown reduced tax receipts, promoting an increase in issuance of U.S. Treasuries across the yield curve5 spectrum.

The yields on U.S. Treasury bills, which move in the opposite direction of T-bill prices, dropped sharply immediately following the September attacks, basically in lockstep with the reduction in the official fed funds target. T-bill yields, despite the increased supply of bills, remained at historically low levels. In our opinion, yields are not likely to dramatically increase until the FOMC increases its fed funds target.

Portfolio Manager Fund Overview

The Fund maintained an aggressive maturity stance through the end of June 2002 as rates fell through the period, allowing us to capture attractive yields. As the Fund’s 12-month period came to a close, the Fund’s typical maturity on T-bills was reduced as U.S. Treasury bill rates fell to historic lows and, in our opinion, were no longer deemed to be attractive by the investment management team.

2	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

3	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often indicates the direction of U.S. interest rates.

4	Cash management bills are obligations of the U.S. government with maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.
5	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2

Portfolio Manager Market Outlook

We continue to believe that the U.S. economic recovery remains on track. Third-quarter Gross Domestic Product6 (“GDP”) appears to be accelerating following this year’s slow second quarter. We interpret the mid-year slowdown as a reaction by the business sector to the heightened state of concern over corporate accounting issues and the extreme volatility of the stock market.

If our view is correct, then we believe the next move by the FOMC will likely increase the fed funds rate target in early 2003. We expect the short-term U.S. Treasury yield curve will steepen in anticipation of a less accommodative monetary policy by the U.S. Federal Reserve Board in 2003. We, therefore, plan to assume a more cautious maturity stance in the weeks ahead in anticipation of seeking an opportunity to lock in more attractive yield.

Thank you for your investment in Citi Institutional U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Denise Guetta
Chairman	Portfolio Manager

September 15, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to page 17 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

6 GDP is a market value of goods and services produced by labor and property in a given country.

3

FUND FACTS

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
October 2, 1992	• Lipper S&P AAA rated Taxable
Institutional U.S. Treasury Money
Market Funds Average

Net Assets as of 8/31/02	• iMoneyNet, Inc. 100% Institutional
$830.7 million	U.S. Treasury Rated Money Market
Funds Average
* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

4

FUND PERFORMANCE

Total Returns

			Since
	One	Five	October 2, 1992
All Periods Ended August 31, 2002	Year	Years*	Inception*

Citi Institutional U.S.Treasury Reserves	1.91%	4.39%	4.40%
Lipper S&P AAA rated Taxable Institutional
U.S.Treasury Money Market Funds Average	1.74%	4.38%	4.40	%†
iMoneyNet, Inc. 100% Institutional U.S.Treasury
Rated Money Market Funds Average	1.71%	4.28%	4.34	%†

* Average Annual Total Return
† From 9/30/92

7-DayYields
Annualized Current	1.51%
Effective	1.52%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 the Fund paid $0.01889 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Comparison of 7-Day Yields for Citi Institutional U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% Institutional U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi Institutional U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% Institutional U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

5

Citi Institutional U.S. Treasury Reserves

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$831,193,065

Liabilities:
Dividend Payable	211,833
Management fees payable (Note3)	76,100
Accrued expenses and other liabilities	234,906

Total liabilities	522,839

Net Assets for 830,670,226 shares of beneficial interest outstanding	$830,670,226

Net Assets Consist of:
Paid-in capital	$830,670,226

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

Citi Institutional U.S. Treasury Reserves

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	18,832,982
Allocated expenses from U.S.Treasury Reserves Portfolio	(904,002)

		$17,928,980
Expenses:
Administrative fees (Note 3)	907,738
Distribution/Service fees (Note 4)	902,825
Management fees (Note 3)	643,471
Shareholder Servicing Agents' fees (Note 4A)	259,354
Legal fees	149,460
Transfer agent fees	89,463
Shareholder reports	78,768
Custody and fund accounting fees	33,987
Audit fees	27,393
Registration fees	19,650
Blue sky fees	16,816
Trustees fees	7,976
Miscellaneous	35,722

Total expenses	3,172,623
Less: aggregate amounts waived by the Administrator,
Distributor and Shareholder Servicing Agent
(Notes 3, 4 and 4A)	(1,809,038)

Net expenses		1,363,585

Net investment income		$16,565,395

See notes to financial statements

6

Citi Institutional U.S. Treasury Reserves

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):	$16,565,395	$40,513,518

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	4,565,200,309	2,955,422,479
Net asset value of shares issued to shareholders
from reinvestment of dividends	12,851,138	31,828,250
Cost of shares repurchased	(4,363,510,188)	(3,065,598,621)

Net Increase (Decrease) in Net Assets	214,541,259	(78,347,892)

Net Assets:
Beginning of year	616,128,967	694,476,859

End of year	$830,670,226	$616,128,967

See notes to financial statements

7

Citi Institutional U.S. Treasury Reserves

FINANCIAL HIGHLIGHTS

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	1.00000	$$1.00000
Net investment income	0.01889	0.04977	0.05249	0.04395	0.05001
Less dividends from net
investment income	(0.01889)	(0.04977)	(0.05249)	(0.04395)	(0.05001)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year (000's omitted)	$830,670	$616,129	$694,477	$605,364	$264,136
Ratio of expenses to average net assets†	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to
average net assets†	1.83%	5.01%	5.27%	4.40%	5.00%
Total return	1.91%	5.09%	5.38%	4.48%	5.12%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a por-
tion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.01563	$0.04251	$0.04753	$0.03806	$0.04431
Ratios:
Expenses to average net assets†	0.55%	0.80%	0.80%	0.84%	0.82%
Net investment income to
average net assets†	1.53%	4.46%	4.72%	3.81%	4.43%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.

See notes to financial statements

8

Citi Institutional U.S. Treasury Reserves

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Citi Institutional U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (42.6% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $907,738, of which $646,859 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund ter-

9

Citi Institutional U.S. Treasury Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

minated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $643,471 for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $259,354, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an anual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $643,471, all of which was voluntarily waived for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received fees from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $259,354, all of which were contractually waived for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,671,535,250 and $3,474,625,969, respectively, for the year ended August 31, 2002.

10

Citi Institutional U.S. Treasury Reserves

INDEPENDENT AUDITORS ’ REPORT

To the Trustees and Shareholders of Citi Institutional U.S. Treasury Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Institutional U.S. Treasury Reserves of CitiFunds Institutional Trust (the “Trust”) (a Massachusetts trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report theron, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional U.S. Treasury Reserves of CitiFunds Institutional Trust, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

11

Citi Institutional U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

12

Citi Institutional U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

13

Citi Institutional U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999); Trustee,
Morgan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

14

Citi Institutional U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup Asset	N/A	N/A
125 Broad Street			Management (since 1991).
New York, NY 10004
Age 45

15

Citi Institutional U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

16

U.S. Treasury Reserves Portfolio
PORTFOLIO OF INVESTMENTS	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 99.2%

United States Treasury Bill,
due 9/05/02	$267,642	$267,591,649
due 9/12/02	284,032	283,882,593
due 9/19/02	226,877	226,688,264
due 9/26/02	258,589	258,289,252
due 10/03/02	277,614	277,189,886
due 10/10/02	50,000	49,892,073
due 11/07/02	25,856	25,777,322
due 11/14/02	160,667	160,050,846
due 11/21/02	100,000	99,632,125
due 11/29/02	105,000	104,543,010
due 12/05/02	68,408	68,072,405
due 12/12/02	20,000	19,895,450
due 1/09/03	76,482	76,007,202
due 1/23/03	20,795	20,661,912

		1,938,173,989

U.S.Treasury Note — 0.8%

United States Treasury Note,
5.125% due 12/31/02	15,000	15,166,006

Total Investments,
at Amortized Cost	100.0%	1,953,339,995
Other Assets,
Less Liabilities	0.0	(175,138)

Net Assets	100.0%	$1,953,164,857

See notes to financial statements

17

U.S. Treasury Reserves Portfolio

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,953,339,995
Cash	171
Interest receivable	131,607

Total assets	1,953,471,773

Liabilities:
Management fees payable (Note 2)	147,494
Accrued expenses and other liabilities	159,422

Total liabilities	306,916

Net Assets	$1,953,164,857

Represented by:
Paid-in capital for beneficial interests	$1,953,164,857

U.S. Treasury Reserves Portfolio

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Interest Income (Note 1B):		38,279,285
Expenses
Management fees (Note 2)	$1,917,702
Investment advisory fees (Note 2)	816,651
Administrative fees (Note 2)	272,217
Custody and fund accounting fees	481,966
Legal fees	65,217
Audit fees	16,357
Trustees’ fees	15,497
Miscellaneous	55,548

Total expenses	3,641,155
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,817,769)
Less: fees paid indirectly (Note 1D)	(546)

Net expenses		1,822,840

Net investment income		$36,456,445

See notes to financial statements

18

U.S. Treasury Reserves Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,456,445	$77,442,205

Capital Transactions:
Proceeds from contributions	7,437,576,345	5,642,383,142
Value of withdrawals	(6,908,038,868)	(5,657,342,700)

Net increase (decrease) in net assets from capital transactions	529,537,477	(14,959,558)

Net Increase in Net Assets	565,993,922	62,482,647

Net Assets:
Beginning of year	1,387,170,935	1,324,688,288

End of year	$1,953,164,857	$1,387,170,935

See notes to financial statements

19

U.S. Treasury Reserves Portfolio

FINANCIAL HIGHLIGHTS

	Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.90%	5.00%	5.28%	4.42%	5.01%

See notes to financial statements

20

U.S. Treasury Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $272,217, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

21

U.S. Treasury Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,917,702, of which $1,124,604 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $15,978,910,361 and $15,449,449,336, respectively, for the year ended August 31, 2002.

22

U.S. Treasury Reserves Portfolio

INDEPENDENT AUDITORS’ REPORT

To the Trustees and Investors of U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

23

U.S. Treasury Reserves Portfolio

ADDITIONAL INFORMATION (Unaudited)

Information about the Trustees and officers of the Portfolio can be found on pages 12 through 16 of this report.

24

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III
President/Chairman
R. Jay Gerken*
Secretary
Robert I. Frenkel*
Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*
Treasurer
Irving P. David*
Controller
Frances M. Guggino*
* Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902
Distributor
Salomon Smith Barney Inc.
Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004
Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581
Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017
Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional U.S. Treasury Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/INS.US/802

Citi(SM)
Institutional
Tax Free

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders	1

Fund Facts	6

Fund Performance	7

Citi Institutional Tax Free Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Independent Auditors’ Report	15

Additional Information	16

Tax Free Reserves Portfolio
Portfolio of Investments	21

Statement of Assets and Liabilities	26

Statement of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	28

Notes to Financial Statements	29

Independent Auditors’ Report	31

Additional Information	32

LETTER TO OUR SHAREHOLDERS

R. JAY	CHARLES K.
GERKEN	BARDES
Chairman	Portfolio Manager

Dear Shareholder,

We are pleased to provide the annual report for Citi(SM) Institutional Tax Free Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Update

The Fund’s seven-day current yield was 1.28%, and its seven-day effective yield(1) was 1.29%, as of August 31, 2002.

Investment Objective

The Fund’s goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

(1)	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment

Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Municipal Bond Market Review

The changes and challenges of the last year were unpredictable and unfathomable. September of 2001 began uneventfully enough as money funds continued to see positive investment inflows despite the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929 and reopened two days later amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the U.S. Federal Reserve Board (the “Fed”) lowered the federal funds rate(2) (“fed funds rate”) by 50 basis points(3) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Many dealer remarketing agents reset rates on Variable Rate Demand Notes(4) (“VRDNs”) higher to attract buyers, as corporations holding VRDNs sold them to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, “that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity.” Most short-term tax-exempt securities’ yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and

(2)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(3)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(4)	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

1.75% respectively. As the year drew to a close, many market observers believed the Fed’s task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed Chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

A significant rise in market yields occurred during the month of March, as a shift in monetary policy sentiment coupled with positive economic data roiled the money markets. At the conclusion of the March 19th Federal Open Market Committee(5) (“FOMC”) meeting, the Fed changed its bias on monetary policy from “weakness” to “neutral”, stating “against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals.” Owning VRDNs versus one-year notes became the desired strategy among money market funds given that many investors believed interest rates might rise.

The month of April has tended to be overshadowed by the expectation that investors will redeem cash from money funds to pay taxes. In this environment dealers have typically increased yields on VRDNs in an attempt to retain investors. However, as stories of accounting irregularities and other scandalous activities surfaced, coupled with tepid economic reports that reduced expectations of a strong recovery, investors began moving away from the embattled equity and corporate bond markets and into U.S. Treasuries and money market funds. In our view this migration offset much of the typical tax time redemption activity out of money funds. Notwithstanding, rates on tax-exempt money funds became more attractive versus their taxable counterparts. Moreover, the widespread expectation of an increase in rates at the Fed’s May meeting began to diminish.

(5)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

At the FOMC meeting on May 7, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited that “the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain.” As the bond market continued its rise, we believe tax-free instruments continued to look attractive. However, municipal notes maturing in one year were not appreciating in value as rapidly. In our opinion short-term money managers were being selective, as the specter of new supply during the June note season weighed on their investment decisions.

Short-term tax-exempt securities rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were generally well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. Among the more notable deals, the state of California sold $7.5 billion revenue anticipation warrants, which helped replenish the funds used to purchase electrical power during the energy crisis of 2001. The Fed left rates unchanged for the fourth consecutive time versus eleven rate cuts in 2001. The Fed’s dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

The rates on short-term fixed-income securities fell temporarily due to technical factors arising from the “July effect.” Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Approximately $30 billion became available for reinvestment. Against the backdrop of uncertainty in the equity and fixed income markets, tax-exempt money funds continued to see subscription activity. As July progressed, more economic readings pointed toward a sluggish economy and the exodus continued from the stock market into the bond market. At the August 14 FOMC meeting, the Fed kept the overnight rate at 1.75%, but raised the possibility of additional rate cuts to stimulate the economy. A statement indicated that “weakness in financial markets and heightened uncertainty related to problems in corporate reporting and governance have prolonged a slowdown in economic growth.” U.S. Treasury securities extended their rally, sending yields to record lows across the yield curve(6). In spite of the rally in U.S. Treasuries, money funds continued to see subscription activity from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Portfolio Manager National Outlook

Nationally, we feel the creditworthiness of many municipalities continued to weaken. The states’ aggregate budget gaps, as reported by the National Conference of State Legislatures, are now $58 billion. Balances for fiscal 2003 are expected to be 66% lower than just three years ago, and at $18 billion, will only comprise 3.4% of expenditures. Although reserves of 5% are generally thought to be prudent, 12 states reported budget gaps in 2002 that exceeded 10% of general fund expenditures.

In addition to the weak economy and the fallout from the terrorist attack, Medicaid is posing a problem for many states. Medicaid budgets increased by 13.4% in fiscal

(6)	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2002, and by nearly 12% the year prior(7). Since Medicaid typically comprises 20% of a state’s budgeted expenditures, the problem is quite serious. Twenty-eight states recently reported combined gaps of $7 billion.

Many cities are also experiencing pressure, although the nation’s cities reported reserves at the outset of the recession of 18%, compared to 5% for the states(8). Though less reliant on personal income taxes than states, most cities depend on tourist dollars, and revenue sharing, which the states have pared down.

We expect that fiscal recovery for most states will occur 12 to 18 months after the economy rebounds, judging from the recession of the early 1990’s. We also expect that after the gubernatorial elections of this fall, many states will be forced to raise taxes, which may help to stabilize ratings.

Portfolio Manager Municipal Bond Market Outlook

New issue supply is expected to exceed $300 billion as municipalities continue to take advantage of the low interest rate environment. We expect the market to continue its strong performance in spite of this, as investors continue to seek low volatility alternatives. Moreover, many municipal securities continue to offer better yields than taxable bonds. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds. We feel a selective mix of municipal notes and VRDNs has enabled the Fund to perform relatively well.

Thank you for your investment in Citi Institutional Tax Free Reserves and for your continued confidence in our investment strategy.

Sincerely,

R. Jay Gerken	Charles K. Bardes
Chairman	Portfolio Manager

September 17, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 21 through 25 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

(7) National Association of State Budget Offices
(8) Source: National League of Cities.

FUND FACTS

Fund Objective

To provide its shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
May 21, 1997	Distributed annually, if any

Net Assets as of 8/31/02	Benchmark**
$912.8 million	• Lipper Institutional Tax Exempt
Money Market Funds Average

• iMoneyNet, Inc.
Institutional Tax Free
Money Market Funds Average
*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

FUND PERFORMANCE

Total Returns

			Since
	One	Five	May 21, 1997
All Periods Ended August 31, 2002	Year	Years*	Inception*

Citi Institutional Tax Free Reserves	1.62%	3.07%	3.10%
Lipper Institutional Tax Exempt Money Market
Funds Average	1.34%	2.88%	2.90%†
iMoneyNet, Inc. Institutional Tax Free
Money Market Funds Average	1.27%	2.84%	2.85%†

*	Average Annual Total Return
†	From 5/31/97

7-Day Yields
Annualized Current	1.28%
Effective	1.29%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 the Fund paid $0.01607 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 11.0% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields For Citi Institutional Tax Free Reserves vs. iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average

As illustrated, Citi Institutional Tax Free Reserves provided a higher annualized seven-day yield compared to that of the iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Institutional Tax Free Reserves

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$913,353,723

Liabilities:
Payable for Fund shares repurchased	225,000
Dividends payable	120,179
Management fees payable (Note 3)	75,379
Accrued expenses and other liabilities	94,706

Total liabilities	515,264

Net Assets for 912,719,575 shares of beneficial interest outstanding	$912,838,459

Net Assets Consist of:
Paid-in capital	$912,719,575
Accumulated net realized gain	118,884

Total	$912,838,459

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Institutional Tax Free Reserves

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Investment Income (Note 1A):
Income from Tax Free Reserves Portfolio	11,328,449
Allocated expenses from Tax Free Reserves Portfolio	(971,253)

		$10,357,196
Expenses:
Distribution/Service fees (Note 4)	646,250
Management fees (Note 3)	522,146
Administrative fees (Note 3)	434,362
Shareholder Servicing Agents’ fees (Note 4A)	124,104
Legal fees	71,867
Transfer agent fees	71,077
Shareholder reports	41,818
Registration	40,180
Custody and fund accounting fees	26,789
Audit fees	18,818
Blue Sky	16,671
Trustees’ fees	4,721
Miscellaneous	18,771

Total expenses	2,037,574
Less: aggregate amounts waived by the Manager, Administrator,
Distributor and Shareholder Servicing Agents (Notes 3, 4 and 4A)	(1,397,439)

Net expenses		640,135

Net investment income		9,717,061
Net Realized Gain on Investments from Tax Free Reserves Portfolio		123,132

Net Increase in Net Assets Resulting from Operations		$9,840,193

See notes to financial statements

Citi Institutional Tax Free Reserves

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$9,717,061	$7,322,820
Net realized gain (loss) on investments	123,132	(4,248)

Net increase in net assets from operations	9,840,193	7,318,572

Dividends to Shareholders from:
Net investment income	(9,717,061)	(7,322,820)
Net realized gain	—	(2,920)

Decrease in net assets from distributions to shareholders	(9,717,061)	(7,325,740)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	5,218,698,053	1,219,834,305
Net asset value of shares issued to shareholders
from reinvestment of dividends	6,745,683	2,088,937
Cost of shares repurchased	(4,545,495,367)	(1,165,125,289)

Net increase in net assets from transactions in shares of
beneficial interest	679,948,369	56,797,953

Net Increase In Net Assets	680,071,501	56,790,785

Net Assets:
Beginning of year	232,766,958	175,976,173

End of year	$912,838,459	$232,766,958

See notes to financial statements

Citi Institutional Tax Free Reserves

FINANCIAL HIGHLIGHTS

	Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01607	0.03407	0.03182	0.03026	0.03440
Less dividends from
net investment income	(0.01607)	(0.03407)	(0.03182)	(0.03026)	(0.03440)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’ s omitted)	$912,838	$232,767	$175,976	$165,726	$207,311
Ratio of expenses to average
net assets†	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income
to average net assets†	1.50%	3.36%	3.71%	3.02%	3.43%
Total return	1.62%	3.46%	3.74%	3.07%	3.49%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	0.01389	0.02760	0.02737	0.02395	0.02718
Ratios:
Expenses to average net assets†	0.56%	0.94%	0.91%	0.88%	0.97%
Net investment income to
average net assets†	1.19%	2.67%	3.05%	2.39%	2.71%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses

See notes to financial statements

Citi Institutional Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 62.3% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

Citi Institutional Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensa tion for overall administrative services and general office facilities, were computed the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $434,362, all of which was voluntarily waived for the period from Sep tember 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $522,146, which $192,723 was voluntarily waived for the period January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.10% of Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remu neration for their services to the Fund from the Manager or its affiliates. Certain of officers and a Trustee of the Fund are officers and a director of the Manager or affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $124,104, all of which was voluntarily waived for the period from September 1, 2001 through December 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate to exceed 0.10% of the average daily net assets. The Service fees paid amounted $522,146 all of which was voluntarily waived for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distribu tor and to Service Agents or others as compensation for the sale of Fund shares or advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the mainte nance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received a fee from the Fund, which may have been paid periodically, but not exceed, on an annualized basis, an amount equal to 0.10% of the average daily assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $124,104, all of which was contractually waived for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated December 31, 2001.

Citi Institutional Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,225,432,538 and $2,555,839,377, respectively, for the year ended August 31, 2002.

Citi Institutional Tax Free Reserves

INDEPENDENT AUDITORS ’ REPORT

To the Board of Trustees and Shareholders of Citi Institutional Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Institutional Tax Free Reserves of CitiFunds Institutional Trust (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these finan-cial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000, were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional Tax Free Reserves of CitiFunds Institutional Trust, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Citi Institutional Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information per taining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or otherwise removed. The Statement of Additional Information includes additional infor mation about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

Citi Institutional Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

Citi Institutional Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999); Trustee,
Morgan Stan-
ley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

Citi Institutional Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

Citi Institutional Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)

Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40

Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)

Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

Tax Free Reserves Portfolio

PORTFOLIO OF INVESTMENTS                                               August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.9%

Iowa State School, Cash
Anticipation Program,
2.25% due 1/30/03	$5,000	$5,015,658
Iowa State School, Cash
Anticipation Program,
2.75% due 6/20/03	17,585	17,758,446
Clark County, Nevada,
3.00% due 10/02/02	5,250	5,257,074
Medina, Ohio, City School
District,
6.20% due 12/01/02	2,100	2,166,055
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,148,805
Trenton, New Jersey,
2.60% due 10/18/02	11,619	11,625,559
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,537,102

		56,508,699

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.2%

Arizona School Facilities
Board Revenue,
5.00% due 7/01/03	6,000	6,182,763
Bayonne, New Jersey,
Municipal Utilities
Authority,
2.80% due 5/07/03	13,000	13,034,448
Colorado Health Facilities
Authority Revenue,
4.00% due 9/01/02	5,895	5,895,000
East Brunswick, New Jersey,
2.75% due 1/03/03	20,929	21,004,572
Essex County, New Jersey,
Utilities Authority Water
System,
5.15% due 11/27/02	6,864	6,910,395
Florida State Board of
Education,
4.00% due 6/01/03	4,280	4,354,208
Metropolitan Atlanta Rapid
Transit Authority, Georgia,
Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,241,098
Nevada Housing Division,
AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State Housing and
Community Services
Department Revenue,
AMT,
1.55% due 9/25/03	9,000	9,000,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
6.375% due 7/01/03	4,120	4,371,510
Utah County, Utah, Hospital
Revenue,
3.00% due 5/15/03	3,000	3,022,861
Washington State, Public
Power Supply,
5.00% due 7/01/03	8,770	9,008,667

		106,195,522

Bond, Revenue,Tax and Tax and Revenue
Anticipation Notes — 23.4%

Acushnet, Massachusetts,
BANs,
2.50% due 8/15/03	18,193	18,374,238
Arizona School District,
TANs,
2.00% due 7/31/03	10,000	10,054,088
Bedford, Massachusetts,
BANs,
3.00% due 5/02/03	13,000	13,086,525
Bernalillo County, New
Mexico, BANs,
3.00% due 3/15/03	2,500	2,511,163
Carroll County, New
Hampshire,TANs,
2.05% due 12/27/02	5,500	5,506,056
Essex County, New Jersey,
TANs
2.50% due 11/25/02	40,000	40,064,187
Jersey City, New Jersey,
BANs,
2.50% due 1/10/03	9,360	9,379,773
Maine State, BANs,
2.50% due 6/26/03	8,370	8,427,111
Maine State, BANs,
2.25% due 6/30/03	23,000	23,141,038
Maplewood Township,
New Jersey, BANs,
2.75% due 1/22/03	2,800	2,811,873
Merrimack County, New
Hampshire,TANs,
3.00% due 12/27/02	9,900	9,945,849
Missouri State Health and
Educational Facilities
Authority, RANs,
3.25% due 4/18/03	3,500	3,510,672
Montclair, New Jersey,
BANs,
2.40% due 3/07/03	3,684	3,699,043
Moorestown Township,
New Jersey,
BANs,
3.00% due 5/29/03	5,000	5,041,388

Tax Free Reserves Portfolio

PORTFOLIO OF INVESTMENTS (Continued)                           August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Bond, Revenue,Tax and Tax and
Revenue Anticipation Notes — (cont’d)

Newark, New Jersey,
BANs,
3.50% due 11/01/02	$6,650	$6,655,607
Newark, New Jersey,
BANs,
3.50% due 11/01/02	8,252	8,266,424
Newark, New Jersey,
BANs,
2.50% due 8/01/03	2,752	2,768,052
New Haven, Connecticut,
BANs,
2.25% due 1/30/03	20,500	20,578,578
New Jersey State,
TRANs,
3.00% due 6/12/03	25,000	25,296,969
Ocean City, New Jersey,
BANs,
2.625% due 5/15/03	9,250	9,295,479
Philadelphia, Pennsylvania,
TRANs,
3.00% due 6/30/03	10,000	10,119,779
Portland, Maine,
BANs,
2.25% due 3/05/03	2,500	2,508,160
Saddle Brook Township,
New Jersey,
BANs,
2.60% due 2/07/03	6,306	6,333,987
Salem, Massachusetts,
BANs,
2.25% due 1/16/03	30,000	30,066,462
Trenton, New Jersey,
BANs,
2.70% due 10/18/02	19,460	19,472,774
Waukesha, Wisconsin,
School District,TRANs,
1.85% due 8/21/03	10,000	10,042,993
Weston, Massachusetts,
BANs,
3.00% due 6/12/03	30,214	30,512,094
Winslow Township,
New Jersey,
BANs,
2.33% due 1/31/03	5,967	5,982,925

		343,453,287

Variable Rate Demand Notes* — 64.3%

ABN-Amro Leasetops
Certificates Trust,
due 4/01/05	2,432	2,432,131
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/04/07	5,000	5,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alaska State Housing
Finance Corp.,
AMT,
due 6/01/07	22,705	22,705,000
Ascension, Louisiana,
Revenue,
AMT,
due 12/01/27	2,000	2,000,000
California Housing Finance
Agency Revenue,
due 8/01/31	20,645	20,645,000
California Housing Finance
Agency Revenue,
due 2/01/32	1,000	1,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue,
due 4/01/07	2,000	2,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue, AMT,
due 9/01/30	2,000	2,000,000
Chesterfield County,Virginia,
Industrial Development,
due 2/01/03	1,400	1,400,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois, Gas Supply
Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois, Midway
Airport Revenue,
AMT,
due 1/01/29	15,700	15,700,000

Tax Free Reserves Portfolio

PORTFOLIO OF INVESTMENTS (Continued)                       August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Chicago, Illinois, O'Hare
International Airport
Revenue,
due 7/01/10 $	$17,150	$17,150,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/28	32,670	32,670,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/36	10,700	10,700,000
Clarksville, Arkansas,
Industrial Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Davidson County, North
Carolina, Industrial
Development Authority
due 7/01/20	2,140	2,140,000
De Kalb County, Georgia,
Development Authority,
due 8/01/05	1,500	1,500,000
Delaware State Economic
Development Authority,
due 12/01/15	30,880	30,880,000
Director State, Nevada,
Department of Business,
AMT,
due 12/01/26	6,250	6,250,000
District of Columbia,
Revenue,
due 8/15/38	33,700	33,700,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Fulton County, Georgia,
Development Authority
Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development Authority
Revenue,
due 2/01/18	1,900	1,900,000
Georgia Municipal Gas
Authority,
due 1/01/08	26,650	26,650,000
Gulf Breeze, Florida,
Healthcare Facilities,
due 1/1/24	14,000	14,000,000
Gulf Breeze, Florida,
Revenue,
due 3/31/21	1,370	1,370,000

Gwinnett County, Georgia,
Industrial Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County, Georgia,
Hospital Authority
Revenue,
due 7/01/32	10,000	10,000,000
Harrisburg, Pennsylvania,
Authority Revenue,
1.41% due 3/01/34	155	155,000
Hawkins County,Tennessee,
Industrial Development
Board,
due 10/01/27	1,450	1,450,000
Henrico County,Virginia,
Industrial Development
Authority,
due 8/01/23	180	180,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Illinois Educational Facilities
Authority Revenue,
due 8/15/27	10,950	10,950,000
Illinois Health Facilities
Authority Revenue,
due 8/15/09	8,000	8,000,000
Illinois Health Facilities
Authority Revenue,
due 8/15/26	24,700	24,700,000
Illinois State,
due 11/01/16	10,430	10,430,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority
Revenue,
1.28% due 8/15/24	21,200	21,200,000
Koch Certificates Trust,
due 12/13/02	2,341	2,340,856
Los Angeles, California,
Department of Water
and Revenue,
due 7/01/34	24,600	24,600,000
Lower Neches Valley
Authority,Texas,
Pollution Control Revenue,
1.25% due 2/15/03	7,600	7,600,000
Madison, Wisconsin,
Community
Development Authority,
due 6/01/22	15	15,000

Tax Free Reserves Portfolio

PORTFOLIO OF INVESTMENTS (Continued)                      August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Maine Health and Higher
Educational Facilities,
due 7/01/19	$2,715	$2,715,000
Marshfield, Wisconsin,
Industrial Development
Revenue,
due 12/01/14	2,500	2,500,000
Massachusetts State
Health and
Educational Facilities,
due 7/01/27	20,800	20,800,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	67,200	67,200,000
Massachusetts State
Industrial
Finance Agency,
due 11/01/25	1,935	1,935,000
Michigan State,
due 9/15/08	20,000	20,000,000
Minneapolis, Minnesota,
due 12/01/05	1,335	1,335,000
Minnesota State, Housing
Finance Agency,
1.87% due 12/04/02	11,500	11,500,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development
Finance Board
Cultural Facilities
Revenue,
due 12/01/31	5,400	5,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 7/01/18	3,400	3,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 3/01/40	6,000	6,000,000
Moorhead, Minnesota,
Solid Waste Disposal,
AMT,
due 4/01/12	3,000	3,000,000
Morristown,Tennessee,
Industrial Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County, North
Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire, Health
and Education, Facilities
Authority Revenue,
due 8/01/31	19,505	19,505,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey Economic
Development Authority,
2.10% due 11/08/02	10,995	10,995,000
North Carolina, Medical
Care Community
Hospital Revenue,
due 6/01/22	49,150	49,150,000
Orange County, Florida,
Industrial Development
Authority,
due 1/01/11	350	350,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pleasants County, West
Virginia, Pollution Control
Revenue,
due 12/01/20	8,500	8,500,000
Port Arthur,Texas,
due 4/01/27	4,500	4,500,000
Puerto Rico Government
Development Bank,
due 12/1/15	6,900	6,900,000
Red Bay, Alabama, Industrial
Development Board
Revenue,
due 11/01/10	3,400	3,400,000
Rhode Island State Industrial
Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State Industrial
Facilities Corp., AMT,
due 11/01/05	2,120	2,120,000
Roanoke,Virginia, Industrial
Development
Authority Hospital
Revenue,
due 7/01/19	5,000	5,000,000
Roswell, Georgia, Multi-
Family Housing Authority,
due 8/01/27	2,500	2,500,000

Tax Free Reserves Portfolio

PORTFOLIO OF INVESTMENTS (Continued)                      August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Saint Charles Parish,
Louisiana, Pollution
Control Revenue,
due 3/01/24	$10,400	$10,400,000
Seattle, Washington, Water
System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee,
Public Building
Authority,
due 6/01/17	1,245	1,245,000
South Carolina Education
Facilities Authority,
due 12/01/22	10,000	10,000,000
South Carolina Jobs
Economic Development
Authority,
due 12/01/31	30,400	30,400,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 2/01/34	14,000	14,000,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 10/01/35	5,500	5,500,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee Housing
Development Agency,
due 7/01/04	5,000	5,000,000
Traill County, North Dakota,
Industrial Development,
due 12/01/11	1,000	1,000,000
Traill County, North Dakota,
Industrial Development,
due 12/11/11	1,000	1,000,000
University Of Connecticut,
Revenue,
due 11/15/25	4,600	4,600,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Utah County, Utah, Hospital
Revenue,
due 5/15/35	4,000	4,000,000
Valdez, Alaska, Marine
Terminal Revenue,
due 8/01/25	4,000	4,000,000

Virginia College Building
Authority,
due 9/01/07	$4,990	$4,990,000
Walton County, Georgia,
Industrial Building
Authority,
due 10/01/17	2,300	2,300,000
Washington State Public
Power Supply,
due 1/01/05	6,200	6,200,000
Washington State Public
Power Supply,
due 7/01/07	9,600	9,600,000
Winchester, Kentucky,
Industrial Building,
due 10/01/18	2,400	2,400,000

		941,801,987

Total Investments,
at Amortized Cost	98.8%	$1,447,959,495
Other Assets,
Less Liabilities	1.2	17,415,250

Net Assets	100.0%	$1,465,374,745

AMT — Subject to Alternative Minimum Tax

*  Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,447,959,495
Cash	161,228
Receivable for investments sold	19,989,922
Interest receivable	6,530,414

Total assets	1,474,641,059

Liabilities:
Payable for investments purchased	9,000,000
Management fees payable (Note 2)	173,704
Accrued expenses and other liabilities	92,610

Total liabilities	9,266,314

Net Assets	$1,465,374,745

Represented by:
Paid-in capital for beneficial interests	$1,465,374,745

See notes to financial statements

Tax Free Reserves Portfolio

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Interest Income (Note 1B):		21,884,299
Expenses
Management fees (Note 2)	$1,835,912
Investment Advisory fees (Note 2)	604,722
Administrative fees (Note 2)	151,181
Custody and fund accounting fees	262,291
Legal fees	53,153
Audit fees	18,971
Trustees’ fees	9,236
Miscellaneous	19,037

Total expenses	2,954,503
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,113,846)
Less: fees paid indirectly (Note 1D)	(10,194)

Net expenses		1,830,463

Net investment income		20,053,836
Net Realized Gain on Investments		207,412

Net Increase in Net Assets Resulting from Operations		$20,261,248

See notes to financial statements

Tax Free Reserves Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$20,053,836	$25,817,040
Net realized gain (loss) on investments	207,412	(16,350)

Increase in net assets from operations	20,261,248	25,800,690

Capital Transactions:
Proceeds from contributions	3,891,253,128	2,375,773,926
Value of withdrawals	(3,198,518,736)	(2,324,687,811)

Net increase in net assets from capital transactions	692,734,392	51,086,115

Net Increase in Net Assets	712,995,640	76,886,805

Net Assets:
Beginning of year	752,379,105	675,492,300

End of year	$1,465,374,745	$752,379,105

Tax Free Reserves Portfolio

FINANCIAL HIGHLIGHTS

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’ s omitted)	$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.55%	3.34%	3.63%	2.98%	3.39%

See notes to financial statements

Tax Free Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

Tax Free Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

     On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,835,912, of which $733,349 was voluntarily waived for the period January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,312,336,045 and $7,631,683,572, respectively, for the year ended August 31, 2002.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002, for federal income tax purposes, amounted to $1,447,959,495.

Tax Free Reserves Portfolio
INDEPENDENT AUDITORS’ REPORT

To the Trustees and Investors of Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Tax Free Reserves Portfolio

ADDITIONAL INFORMATION (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 15 through 19 of this report.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street,
11th Floor New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/INS TF/802

Citi(sm)
Institutional
Cash Reserves

ANNUAL REPORT
AUGUST 31, 2002

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	3

Fund Performance	4

Citi Institutional Cash Reserves

Statement of Assets and Liabilities	5

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Independent Auditors’ Report	11

Additional Information	12

Institutional Reserves Portfolio

Portfolio of Investments	17

Statement of Assets and Liabilities	18

Statement of Operations	18

Statement of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Independent Auditors’ Report	23

Additional Information	24

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) Institutional Cash Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we have summarized what we believe to be the period’s prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN Chairman

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The 7-day current yield for Class L shares of the Fund was 1.69%, and its 7-day effective yield(1) was 1.70%, as of August 31, 2002. The 7-day current yield for Class S shares of the Fund was 1.55%, and its 7-day effective yield was 1.56%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

The Fund invests in securities through an underlying mutual fund, Institutional Reserves Portfolio. Please note that your investment is neither insured nor guaran-

(1)	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

teed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market and Fund Review

The period started with the tragic events of September 11, which accelerated the U.S. economy’s decline and inspired the Federal Open Market Committee (“FOMC”)(2) to lower the targeted federal funds rate(3) (“fed funds rate”) from 3.50% at the end of August 2001 to 1.75% at their December 11th meeting — the rate’s lowest level since 1961. Short-term interest rates remained at 40-year lows during the period, even though most economists agree that the U.S. emerged from the recession in early 2002. Three month LIBOR(4) fell to 1.80% as of August 30, 2002, down from 3.49% a year earlier. The yield on the 10-Year U.S. Treasury Note fell 62 basis points(5) to 4.19% as of August 30, 2002, down from 4.81% a year earlier.

Rough economic conditions also affected the availability of investment grade(6) commercial paper during the period. During the recession, and throughout the early stages of the recovery, manufacturers continued to liquidate their inventories; reducing their need to borrow and causing a sharp drop in the issuance of commercial paper. In addition, credit quality for many U.S. corporate bonds deteriorated, further reducing the supply of investment grade commercial paper.

We increased the Fund’s exposure to U.S. government securities, higher quality asset backed commercial paper and floating rate notes during the period. The Fund invests only in “first tier” securities, which are rated in the highest short-term rating category by nationally recognized credit rating agencies such as Standard & Poor’s Ratings Service and Moody’s Investors Service,(7) or, if unrated, deemed by the Investment Manager to be of comparable quality.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economy remains on track for recovery, despite the persistence of corporate accounting scandals and an extremely rocky stock market. For example, it appears that third quarter 2002 Gross Domestic Product(8) (“GDP”) numbers may show an improvement over the disappointing expectations reported for the second quarter. If our assessment of this possible economic turnaround is accurate, we believe that the FOMC could begin tightening (increasing

(2)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(3)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
(4)	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of Lon-don banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
(5)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(6)	Investment grade bonds are those rated Aaa, Aa, A and Baa by Moody’s Investors Service and AAA, AA, A and BBB by Standard & Poor’s Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
(7)	Moody’s Investors Service and Standard & Poor’s Ratings Service are two major credit rating agencies.
(8)	GDP is a market value of goods and services produced by labor and property in a given country.

2

short-term interest rates) some time in early 2003. Therefore, we will assume a more cautious maturity stance in the near future as we look for opportunities to lock in more attractive yield levels that may emerge as the result of a steepening money market yield curve and less accommodative FOMC in 2003.

Thank you for your investment in Citi Institutional Cash Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Craig Loweth	Kevin Kennedy
Chairman	Portfolio Manager	Portfolio Manager

September 20, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to page 17 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

F U N D  F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class L shares October 17, 1997	Distributed annually, if any
Class S shares October 6, 1999
SVB Late Day Liquid Reserves
shares June 1, 2001

Net Assets as of 8/31/02	Benchmarks*
Class L shares: $1,017.9 million	• Lipper S&P AAA-rated
Class S shares: $206.7 million	Institutional Money Market
SVB Late Day Liquid Reserves	Funds Average
shares: $9,105	• iMoneyNet, Inc.
AAA-rated 1st Tier Taxable
Money Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

F U N D P E R F O R M A N C E
Total Returns

	One Year	Since Inception*
All Periods Ended August 31, 2002

Citi Institutional Cash Reserves Class L	1.98%	4.77	%#
Citi Institutional Cash Reserves Class S	1.83%	4.61	%##
Citi Institutional Cash Reserves SVB
Late Day Liquid Reserves Shares (“Class SVB”)	1.02%	1.40	%###
Lipper S&P AAA-rated Institutional
Money Market Funds Average	1.91%	4.66	%†
iMoneyNet, Inc. AAA-rated 1st Tier
Taxable Money Market Funds Average	1.89%	4.67	%†
* Average Annual Total Return	### Commencement of Operations 6/1/01
# Commencement of Operations 10/17/97	† From 10/31/97
## Commencement of Operations 10/6/99
7-DayYields	Class L	Class S	Class SVB

Annualized Current	1.69%	1.55%	0.75%
Effective	1.70%	1.56%	0.75%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002, Citi Institutional Cash Reserves Class L paid $0.01965 per share, Class S paid $0.01815 per share and Class SVB paid $0.01016 per share, to shareholders from net investment income. For such period 3.9% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

Comparison of 7-Day Yields for Citi Institutional Cash Reserves Class L
vs. iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Institutional Cash Reserves Class L generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

4

Citi Institutional Cash Reserves
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investment in Institutional Reserves Portfolio, at value (Note 1A)	$1,226,215,564
Receivable for shares of beneficial interest sold	20

Total assets	1,226,215,584

Liabilities:
Dividends payable	1,349,078
Management fees payable (Note 3)	41,510
Distribution fees payable (Note 4)	91,562
Accrued expenses and other liabilities	101,758

Total liabilities	1,583,908

Net Assets	$1,224,631,676

Net Assets Consist of:
Paid-in capital	$1,224,631,676

Class L Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,017,890,483/1,017,890,483 shares outstanding)	$1.00

Class S Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($206,732,088/206,732,088 shares outstanding)	$1.00

SVB Late Day Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($9,105/9,105 shares outstanding)	$1.00

Citi Institutional Cash Reserves
S T A T E M E N T  O F  O P E R A T I O N S

For the Year Ended August 31, 2002

Investment Income:
Interest income (Note 1)	$26,369,674
Allocated income from Institutional Reserves Portfolio (Note 1B)	6,347,896
Allocated expenses from Institutional Reserves Portfolio (Note 1B)	(501,967)

		32,215,603
Expenses:
Management fees (Note 3)	2,530,468
Distribution fees Class L (Note 4)	1,373,070
Distribution fees Class S (Note 4)	346,101
Distribution fees Class SVB (Note 4)	107,463
Transfer agent fees	150,818
Legal fees	103,745
Custody and fund accounting fees	96,520
Blue sky fees	55,192
Registration fees	33,555
Audit fees	29,015
Shareholder reports	26,398
Trustees’ fees	11,617
Miscellaneous	84,137

Total expenses	4,948,099
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(1,343,371)

Net expenses		3,604,728

Net investment income		$28,610,875

See notes to financial statements

5

Citi Institutional Cash Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2):	$28,610,875	$44,129,593

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class L
Proceeds from sale of shares	17,546,877,072	8,903,031,514
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,930,073	3,439,063
Cost of shares repurchased	(17,277,372,152)	(8,657,082,818)

Total Class L	272,434,993	249,387,759

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class S
Proceeds from sale of shares	931,614,425	963,032,494
Net asset value of shares issued to shareholders
from reinvestment of dividends	1,399,463	1,791,196
Cost of shares repurchased	(810,047,161)	(977,417,095)

Total Class S	122,966,727	(12,593,405)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class SVB
Proceeds from sale of shares	1,704,103,520	526,851,933
Net asset value of shares issued to shareholders
from reinvestment of dividends	131,599	98,521
Cost of shares repurchased	(1,740,295,487)	(490,880,981)

Total Class SVB	(36,060,368)	36,069,473

Net Increase in Net Assets	359,341,352	272,863,827

Net Assets:
Beginning of year	865,290,324	592,426,497

End of year	$1,224,631,676	$865,290,324

See notes to financial statements

6

Citi Institutional Cash Reserves
F I N A N C I A L  H I G H L I G H T S

	Class L

	Year Ended August 31,

	2002		2001	2000	1999	For the Period October 17, 1997† to August 31, 1998

Net Asset Value, beginning
of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01965		0.05288	0.05827	0.04930	0.04736
Less dividends from net
investment income	(0.01965)		(0.05288)	(0.05827)	(0.04930)	(0.04736)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,017,890		$745,455	$496,068	$388,939	$245,520
Ratio of expenses to
average net assets	0.25	%#	0.25%	0.25%	0.25%	0.25	%*
Ratio of net investment
income to average
net assets	1.90	%#	5.17%	5.93%	4.97%	5.47	%*
Total return	1.98%		5.42%	5.98%	5.04%	4.84	%**

Note: If agents of the Fund and the agent of Institutional Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund for the years indicated, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.01803		$0.05168	$0.05680	$0.04791	$0.04571
Ratios:
Expenses to average
net assets	0.38	%#	0.37%	0.40%	0.40%	0.44	%*
Net investment income to
average net assets	1.77	%#	5.05%	5.78%	4.83%	5.28	%*

†	Commencement of Operations
#	Includes the Fund’s share of Institutional Reserves Portfolio allocated expense commencing on
June 3, 2002.
*	Annualized
**	Not Annualized

See notes to financial statements

7

Citi Institutional Cash Reserves
F I N A N C I A L  H I G H L I G H T S

	Class S

	Year Ended August 31,			For the Period
				October 6, 1999†
	2002		2001	to August 31, 2000

Net Asset Value, beginning of year	$1.00000		$1.00000	$1.00000
Net investment income	0.01815		0.05137	0.05202
Less dividends from net investment income	(0.01815)		(0.05137)	(0.05202)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$206,732		$83,765	$96,359
Ratio of expenses to average net assets	0.40	%#	0.40%	0.40	%*
Ratio of net investment income to average
net assets	1.75	%#	4.97%	5.78	%*
Total return	1.83%		5.26%	5.83	%**

Note: If agents of the Fund and the agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.01720		$0.04994	$0.05074
Ratios:
Expenses to average net assets	0.53	%#	0.52%	0.55	%*
Net investment income to average net assets	1.62	%#	4.85%	5.63	%*

	Class SVB

			For the Period
	Year Ended		June 1, 2001†
	August 31, 2002		to August 31, 2001

Net Asset Value, beginning of year	$1.00000		$1.00000
Net investment income	0.01016		0.00726
Less dividends from net investment income	(0.01016)		(0.00726)

Net Asset Value, end of year	$1.00000		$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$9		$36,069
Ratio of expenses to average net assets	1.20	%#	1.20	%*
Ratio of net investment income to average net assets	0.95	%#	3.24	%*
Total return	1.02%		2.95	%**

Note: If agents of the Fund and the agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00922		$0.00718
Ratios:
Expenses to average net assets	1.33	%#	1.47	*
Net investment income to average net assets	0.82	%#	3.14

†	Commencement of Operations
#	Includes the Fund’s share of Institutional Reserves Portfolio allocated expense commencing on
June 3, 2002.
*	Annualized
**	Not Annualized
See notes to financial statements

8

Citi Institutional Cash Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies  Citi Institutional Cash Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. On June 3, 2002, the Fund began investing all of its investable assets in Institutional Reserves Portfolio (the “Portfolio”) a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as investment manager. The value of the investment reflects the Fund’s proportionate interest (approximately 99.9% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund offers Class L, Class S and Class SVB Late Day Liquid Reserves shares. The Fund commenced its public offering of Class SVB shares on June 1, 2001. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

       A. InvestmentValuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. Dividends  The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared

9

Citi Institutional Cash Reserves
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S

as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. Management Fees  The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the offi-cers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     The management fees paid to the Manager, as compensation for overall investment management services amounted to $2,530,468, of which $656,836 was voluntarily waived for the year ended August 31, 2002. The management fees were computed at an annual rate of 0.20% of the Fund’s average daily net assets for the period Septem-ber 1, 2001 to May 31, 2002, and lowered to 0.05% of the Fund’s average daily net assets for the period June 1, 2002 to August 31, 2002.

4. Distribution Fees  The Fund has adopted Service Plans for Class L, Class S and Class SVB pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10%, 0.25% and 1.00% of the Fund’s Class L, Class S and Class SVB average daily net assets, respectively. The Distribution fee amounted to $1,373,070, of which $686,535 was voluntarily waived for Class L, $346,101 for Class S and $107,463 for Class SVB for the year ended August 31, 2002.

5. Shares of Beneficial Interest  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions  Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,045,090,085 and $1,824,720,450, respectively, for the year ended August 31, 2002.

10

Citi Institutional Cash Reserves
I N D E P E N D E N T  A U D I TO R S ’  R E P O R T

To the Trustees and Shareholders of
Citi Institutional Cash Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Institutional Cash Reserves of CitiFunds Institutional Trust (the “Trust”) (a Mass-achusetts business trust) as of August 31, 2002, and the related statements of operations for the year then ended, changes in net assets and the financial highlights for the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional Cash Reserves of CitiFunds Institutional Trust, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

11

Citi Institutional Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

12

Citi Institutional Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999)
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

13

Citi Institutional Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998)
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex)
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999)
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999)
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

14

Citi Institutional Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

15

Citi Institutional Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)

*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

16

Institutional Reserves Portfolio P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.1%

Restructured Asset
Securitization*
1.00% due 09/15/03	$50,000	$49,884,000
Structured Product
Asset Return*
2.04% due 06/16/03	50,000	50,000,000

		99,884,000

Certificates of Deposit (Yankee) — 8.2%

Landesbank Hess
2.01% due 12/31/02	50,000	49,998,339
Toronto Dominion Bank
2.00% due 09/16/02	50,000	50,000,000

		99,998,339

Commercial Paper — 74.4%

Amstel Funding Corp.
2.19% due 10/02/02	40,000	39,924,567
1.80% due 01/24/03	10,000	9,927,500
Asset Backed Capital
Finance Inc.*
1.80% due 01/15/03	47,500	47,500,000
Compass Securities*
1.76% due 02/10/03	50,000	49,995,558
Edison Asset
Securitization
2.01% due 09/16/02	25,000	24,979,062
Eiffel Funding Corp.
1.73% due 10/17/02	34,000	33,924,841
General Electric
Capital Corp.
2.00% due 09/16/02	50,000	49,958,333
Goldman Sachs Group
1.98% due 11/25/02	50,000	50,000,000
Ivory Funding Corp.
1.80% due 09/30/02	13,530	13,510,382
1.77% due 10/28/02	30,000	29,915,925
K2 USA LLC
2.02% due 10/31/02	50,000	49,831,667
Links Finance Corp.*
1.78% due 04/29/03	50,000	49,993,425
Merrill Lynch & Co. Inc.*
2.04% due 03/13/03	50,000	50,055,744
Morgan Stanley
Dean Witter & Co.*
1.83% due 03/03/03	50,000	50,000,000
Principal Mortgage
1.78% due 09/10/02	50,000	49,977,750
Prudential PLC
1.75% due 11/15/02	23,000	22,916,146
	Principal Amount (000's omitted)

Issuer		Value

Receivables
Capital Corp.
1.76% due 09/30/02	$51,053	$50,980,618
Sigma Finance Inc.*
1.78% due 04/29/03	50,000	49,996,712
Silver Tower U.S.
Funding, LLC
1.74% due 10/21/02	25,000	24,939,583
2.11% due 10/09/02	25,000	24,944,319
Telstra Ltd.
1.71% due 09/30/02	50,000	49,931,125
Thames Asset
Global Securitization
1.71% due 11/15/02	39,489	39,348,320
White Pine Finance LLC
1.74% due 10/25/02	20,112	20,059,508
1.78% due 11/20/02	30,211	30,091,499

		912,702,584

Time Deposits — 10.8%

Chase Manhattan Bank
1.75% due 09/03/02	73,938	73,938,000
National City Bank
1.75% due 09/03/02	58,000	58,000,000

		131,938,000

US Gov’t Agency Discount Notes — 2.4%

Federal Home Loan Bank*
1.70% due 03/12/03	30,000	29,990,664

Total Investments,
at Amortized Cost	103.9%	1,274,513,587
Other Assets,
Less Liabilities	(3.9)	(48,298,023)

Net Assets	100.0%	$1,226,215,564

See notes to financial statements

* Variable interest rate—subject to periodic change.

17

Institutional Reserves Portfolio
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost (Note 1A)	$1,274,513,587
Cash	799
Interest receivable	1,828,239

Total assets	1,276,342,625

Liabilities:
Payable for investments purchased	49,884,000
Management fees payable (Note 2)	110,625
Accrued expenses and other liabilities	132,436

Total liabilities	50,127,061

Net Assets	$1,226,215,564

Represented by:
Paid-in capital for beneficial interests	$1,226,215,564

Institutional Reserves Portfolio
S T A T E M E N T  O F  O P E R A T I O N S

From the period June 3, 2002 (Commencement of Operations) to August 31, 2002

Investment Income (Note 1B)		$6,347,896

Expenses:
Management fees (Note 2)	$496,174
Custody and fund accounting fees	79,867
Legal fees	52,700
Audit fees	20,400
Trustees’ fees	5,000
Miscellaneous	9,246

Total expenses	663,387
Less: aggregate amounts waived by the Manager (Note 2)	(160,671)
Less: fees paid Indirectly (Note 1F)	(749)

Net expenses		501,967

Net investment income		$5,845,929

See notes to financial statements

18

Institutional Reserves Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

For the Period
June 3, 2002
(Commencement of
Operations)
to August 31, 2002

Increase in Net Assets From Operations:
Net investment income	$5,845,929

Capital Transactions:
Proceeds from contributions (Note 1)	3,045,090,085
Value of withdrawals	(1,824,720,450)

Net increase in net assets from capital transactions	1,220,369,635

Net Increase in Net Assets	1,226,215,564

Net Assets:
Beginning of period	—

End of period	$1,226,215,564

See notes to financial statements

19

Institutional Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

For the Period
June 3, 2002
(Commencement of
Operations)
to August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$1,226,216
Ratio of expenses to average net assets	0.15%*
Ratio of net investment income to average net assets	1.77%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the period indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.20%*
Net investment income to average net assets	1.72%*

* Annualized

See notes to financial statements

20

Institutional Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Institutional Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) the Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

      A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses  Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes  The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements  It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

21

Institutional Reserves Portfolio
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

2. Management Fees The management fees paid to the Manager amounted to $496,174 of which $160,671 was voluntarily waived for the period from June 3, 2002 (Commencement of Operations) through August 31, 2002. The management fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $62,544,215,751 and $62,150,435,569, respectively, for the period June 3, 2002 (Commencement of Operations) through August 31, 2002.

22

Institutional Reserves Portfolio
I N D E P E N D E N T  A U D I TO R S ’  R E P O R T

To the Trustees and Investors of Institutional Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments of Institutional Reserves Portfolio (a New York trust) of Institutional Portfolios (the “Trust”) as of August 31, 2002, and the related statement of operations, for the changes in net assets and the financial highlights for the period June 3, 2002 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Reserves Portfolio of Institutional Portfolios, as of August 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period June 3, 2002 to August 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

23

Institutional Reserves Portfolio
A D D I T I O N A L  I N F O R M A T I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 12 through 16 of this report.

24

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President / Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

* Affiliated Person of the Investment Manager

Investment Manager
(of Institutional Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/INS.CR 8/02